March 31, 2023

The Davenport Funds

Davenport Core Leaders Fund

Ticker Symbol: DAVPX

Davenport Value & Income Fund

Ticker Symbol: DVIPX

Davenport Equity Opportunities Fund

Ticker Symbol: DEOPX

Davenport Small Cap Focus Fund

Ticker Symbol: DSCPX

Davenport Balanced Income Fund

Ticker Symbol: DBALX

Supplement to Prospectus Dated August 1, 2022,

as Supplemented January 31, 2023

Effective March 31, 2023, the name of the Davenport Core Fund changed to the “Davenport Core Leaders Fund” in order to reflect Davenport & Company, LLC’s focus on a company’s market leadership attributes in the portfolio selection process for the Davenport Core Leaders Fund. All references to the Davenport Core Fund in this Prospectus should be replaced with the Davenport Core Leaders Fund.

In addition, effective March 31, 2023, the Davenport Core Leaders Fund, Davenport Value & Income Fund, and the Davenport Balanced Income Fund transitioned from a committee management structure to a dedicated portfolio management team structure. The Davenport Equity Opportunities Fund and the Davenport Small Cap Focused Fund continue to be managed by George L. Smith, III, CFA, and Christopher G. Pearson, CFA, but are no longer subject to oversight by the Advisor’s Investment Policy Committee (“IPC”).

♦	Davenport Core Leaders Fund – Jeffrey F. Omohundro, CFA, Christopher G. Pearson, CFA, and George L. Smith, III, CFA, were appointed to serve as the Fund’s portfolio managers. Prior to March 31, 2023, Mr. Smith and Mr. Pearson managed the Fund, along with the other members of the IPC.

♦	Davenport Value & Income Fund - Michael S. Beall, CFA, Adam Bergman, CFA, and George L. Smith, III, CFA, were appointed to serve as the Fund’s portfolio managers. Prior to March 31, 2023, Mr. Smith and Mr. Beall managed the Fund, along with the other members of the IPC.

♦	Davenport Balanced Income Fund - Michael S. Beall, CFA, Adam Bergman, CFA, and George L. Smith, III, CFA, were appointed to serve as the equity portfolio managers. Prior to March 31, 2023, Mr. Beall and Mr. Smith managed the equity portion of the Fund, along with the other members of the IPC. William B. Cleland, CFP, Kevin J. Hopkins, Jr., CFA, and Christopher T. Kelley continue to manage the Fund’s fixed income portion.

In conjunction with these changes, the following portions of the Prospectus are replaced in their entirety as follows:

Davenport Core Leaders Fund

What are the Fund’s Principal Investment Strategies? (page 4)

Under normal circumstances, the Davenport Core Leaders Fund will invest at least 80% of its net assets in common stocks. Davenport & Company LLC (the “Advisor”) will generally invest in common stocks of market-leading companies that show strong capital appreciation potential, have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for appreciation, the Advisor will focus on several criteria, including, among other things:

•	Market Leadership: The company possesses a distinct competitive advantage as reflected by its commanding and/or growing market share.

•	Above Average Earnings Growth: The company has a favorable 3- to 5-year earnings per share trajectory versus the broader market as measured by companies in the S&P 500® Index.

•	Capital Allocation: The company has demonstrated its proficiency in deploying its free cash flow and/or the potential for strong returns on invested capital.

•	Financial Strength: The company has a strong balance sheet and reasonable valuation levels.

•	Disciplined Management: The company has a sound and talented management team that is aligned with its shareholders.

Portfolio Managers (page 8)

Jeffrey F. Omohundro, CFA, Christopher G. Pearson, CFA, and George L. Smith, III, CFA, are jointly and primarily responsible for the portfolio management of the Davenport Core Leaders Fund. Mr. Omohundro is a Senior Vice President – Equity Research and Director of the Advisor, and has managed the Fund since March 31, 2023. Mr. Pearson is a Senior Vice President and Director of the Advisor and has managed the Fund since 2019. Mr. Smith is a Senior Vice President and Director of the Advisor and has managed the Fund since 2010.

Davenport Value & Income Fund

Portfolio Managers (page 14)

Michael S. Beall, CFA, Adam Bergman, CFA, and George L. Smith, III, CFA, are jointly and primarily responsible for the portfolio management of the Davenport Value & Income Fund. Mr. Beall, Executive Vice President and Director of the Advisor and Mr. Smith, Senior Vice President and Director of the Adviser, have managed the Fund since its inception in 2010. Mr. Bergman, Senior Vice President of the Advisor, has managed the Fund since 2023.

Davenport Balanced Income Fund

Portfolio Managers (page 37)

The portfolio managers listed below are jointly and primarily responsible for managing the Davenport Balanced Income Fund.

Name	Portfolio Responsibility	Title with the Advisor	Length of Service to the Fund
Michael S. Beall, CFA	Equity	Executive Vice President & Director	Since inception (2015)
Adam Bergman, CFA	Equity	Senior Vice President	Since 2023
William B. Cleland, CFP	Fixed Income	Vice President	Since 2021
Kevin J. Hopkins, Jr., CFA	Fixed Income	Vice President	Since 2020
Christopher T. Kelley	Fixed Income	Vice President	Since inception (2015)
George L. Smith, III, CFA	Equity	Senior Vice President & Director	Since inception (2015)

Management of the Funds (page 53)

Each Fund is a series of Williamsburg Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust. Each Fund is a diversified series of the Trust, except the Equity Opportunities Fund is a non-diversified series. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

Subject to the authority of the Board of Trustees, the Advisor provides a continuous program of supervision of each Fund’s assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to Investment Advisory Agreements with the Trust. The Advisor is also responsible for the selection of broker-dealers through which each Fund executes portfolio transactions, subject to brokerage policies approved by the Trustees, and provides certain executive personnel to the Funds.

The Advisor was originally organized in 1863 and is a full service registered broker-dealer and a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. In addition to acting as investment advisor to the Funds, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The address of the Advisor is One James Center, 901 East Cary Street, Suite 1100, Richmond, Virginia 23219.

Compensation of the Advisor with respect to each Fund is at the annual rate of 0.75% of its average daily net assets. During the fiscal year ended March 31, 2022, each Fund paid investment advisory fees equal to 0.75% of such Fund’s average daily net assets.

The SAI provides additional information about the compensation of the Funds’ portfolio managers, other accounts they manage, and their ownership of shares of the Funds.

For a discussion of the factors considered by the Board of Trustees in its most recent approval of the Investment Advisory Agreements, including the Board’s conclusions with respect thereto, see the Funds’ annual report for the year ended March 31, 2022.

Fund Portfolio Managers

Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund
Jeffrey F. Omohundro, CFA	Michael S. Beall, CFA	Christopher G. Pearson, CFA	Christopher G. Pearson, CFA	Michael S. Beall, CFA
Christopher G. Pearson, CFA	Adam Bergman, CFA	George L. Smith, III, CFA	George L. Smith, III, CFA	Adam Bergman, CFA
George L. Smith, III, CFA	George L. Smith, III, CFA			William B. Cleland, CFP
Kevin J. Hopkins, Jr., CFA
Christopher T. Kelley
George L. Smith, III, CFA

Michael S. Beall, CFA (age 68) joined the Advisor in 1980 and currently serves as an Executive Vice President, and Director.

Adam Bergman, CFA (age 48) joined the Advisor in 2022 and currently serves as a Senior Vice President. Prior to joining the Advisor, Mr. Bergman was a Portfolio Manager and Executive Director at Sterling Capital Management, a Truist subsidiary, from 2007 until 2022.

William B. Cleland, CFP (age 50) joined the Advisor in 2005 and serves as Vice President.

Kevin J. Hopkins, Jr., CFA (age 45) joined the Advisor in 2019 and currently serves as Vice President. Prior to joining the Advisor, Mr. Hopkins was a Vice President and Portfolio Manager at Wells Fargo from 2016 until 2019.

Christopher T. Kelley (age 38) joined the Advisor in 2014 and currently serves as Vice President.

Jeffrey F. Omohundro, CFA (age 59) joined the Advisor in 2012 and currently serves as Senior Vice President, Director, and co-head of Equity Research.

Christopher G. Pearson, CFA (age 38) joined the Advisor in 2006 and currently serves as a Senior Vice President and Director.

George L. Smith, III, CFA (age 46) joined the Advisor in 1997 and currently serves as a Senior Vice President, Director and coordinator of the buy-side research.

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You may obtain copies of the Prospectuses and Statement of Additional Information for The Davenport Funds free of charge on the Funds’ website at www.investdavenport.com, by calling toll-free 1-800-281-3217, or by writing to Shareholder Services, P.O. Box 46707, Cincinnati, Ohio 45246-0707.

This Supplement replaces a previous Supplement

Please retain it with your records

March 31, 2023

THE DAVENPORT FUNDS

DAVENPORT CORE LEADERS FUND – Ticker: DAVPX

DAVENPORT VALUE & INCOME FUND – Ticker: DVIPX

DAVENPORT EQUITY OPPORTUNITIES FUND – Ticker: DEOPX

DAVENPORT SMALL CAP FOCUS FUND – Ticker: DSCPX

DAVENPORT BALANCED INCOME FUND – Ticker: DBALX

SERIES OF WILLIAMSBURG INVESTMENT TRUST

Supplement to the Statement of Additional Information dated August 1, 2022,

as supplemented January 1, 2023

Effective March 31, 2023, the name of the Davenport Core Fund changed to the “Davenport Core Leaders Fund” in order to reflect Davenport & Company, LLC’s focus on a company’s market leadership attributes in the portfolio selection process for the Davenport Core Leaders Fund. All references to the Davenport Core Fund throughout the Statement of Additional Information (“SAI”) should be replaced with the “Davenport Core Leaders Fund.”

In addition, effective March 31, 2023, the Davenport Core Leaders Fund, Davenport Value & Income Fund, and the Davenport Balanced Income Fund transitioned from a committee management structure to a dedicated portfolio management team structure. The Davenport Equity Opportunities Fund and the Davenport Small Cap Focused Fund will continue to be managed by George L. Smith, III, CFA, and Christopher G. Pearson, CFA, but will no longer be subject to oversight by the Advisor’s Investment Policy Committee (“IPC”)

In conjunction with these changes, the section “Portfolio Managers” beginning on page 40 of the SAI is replaced in its entirety as follows:

Portfolio Managers

The Core Leaders Fund is managed by Jeffrey F. Omohundro, CFA, Christopher G. Pearson, CFA, and George L. Smith, III, CFA; the Value & Income Fund is managed by Michael S. Beall, CFA, Adam Bergman, CFA, and George L. Smith, III, CFA; the Equity Opportunities Fund and the Small Cap Focus Fund are managed by George L. Smith, III, CFA, and Christopher G. Pearson, CFA; the equity portion of the Balanced Income Fund is managed by Michael S. Beall, CFA, Adam Bergman, CFA, and George L. Smith, CFA, and the fixed income portion of the Balanced Income Fund is managed by Christopher T. Kelley, Kevin J. Hopkins, Jr., CFA, and William B. Cleland. The portfolio managers are also responsible for the day-to-day management of other accounts, as indicated in the following table.

Core Leaders Fund - Other Accounts Managed (as of February 28, 2023)
Name of Portfolio Manager	Type of Accounts	Number of Other Accounts Managed	Total Assets in Other Accounts Managed	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
Jeffrey F. Omohundro, CFA	Registered investment companies:	0	0	0	0
	Other pooled investment vehicles:	0	0	0	0
	Other Accounts:	2,286	$ 2,208,202,182	0	0
Christopher G. Pearson, CFA	Registered investment companies:	2	$1,258,167,671	0	0
	Other pooled investment vehicles:	3	$ 514,080,354	2	$351,741,125
	Other Accounts:	3,178	$2,945,471,240	0	0
George L. Smith, III, CFA	Registered investment companies:	4	$2,297,372,083	0	0
	Other pooled investment vehicles:	3	$ 514,080,354	2	$351,741,125
	Other Accounts:	6,519	$5,253,917,739	0	0
Value & Income Fund - Other Accounts Managed (as of February 28, 2023)
Name of Portfolio Manager	Type of Accounts	Number of Other Accounts Managed	Total Assets in Other Accounts Managed	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
Michael S. Beall, CFA	Registered investment companies:	1	$222,959,171	0	0
	Other pooled investment vehicles:	3	$514,080,354	2	$351,741,125
	Other Accounts:	4,467	$3,261,694,262	0	0
Adam Bergman, CFA	Registered investment companies:	1	$ 222,959,171	0	0
	Other pooled investment vehicles:	0	0	0	0
	Other Accounts:	3,314	$2,308,446,499	0	0
George L. Smith, III, CFA	Registered investment companies:	4	$2,177,638,241	0	0
	Other pooled investment vehicles:	3	$514,080,354	2	$351,741,125
	Other Accounts:	6,519	$5,253,917,739	0	0
Equity Opportunities Fund - Other Accounts Managed (as of February 28, 2023)
Name of Portfolio Manager	Type of Accounts	Number of Other Accounts Managed	Total Assets in Other Accounts Managed	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
Christopher G. Pearson, CFA	Registered investment companies:	2	$1,291,144,487	0	0
	Other pooled investment vehicles:	3	$514,080,354	2	$351,741,125
	Other Accounts:	3,178	$2,945,471,240	0	0
George L. Smith, III, CFA	Registered investment companies:	4	$2,330,348,899	0	0
	Other pooled investment vehicles:	3	$ 514,080,354	2	$351,741,125
	Other Accounts:	6,519	$5,253,917,739	0	0
Small Cap Focus Fund - Other Accounts Managed (as of February 28, 2023)
Name of Portfolio Manager	Type of Accounts	Number of Other Accounts Managed	Total Assets in Other Accounts Managed	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
Christopher G. Pearson, CFA	Registered investment companies:	2	$1,360,045,983	0	0
	Other pooled investment vehicles:	3	$ 514,080,354	2	$351,741,125
	Other Accounts:	3,178	$2,945,471,240	0	0
George L. Smith, III, CFA	Registered investment companies:	4	$2,399,250,395	0	0
	Other pooled investment vehicles:	3	$ 514,080,354	2	$351,741,125
	Other Accounts:	6,519	$5,253,917,739	0	0

Balanced Income Fund- Other Accounts Managed (as of February 28, 2023)
Name of Portfolio Manager	Type of Accounts	Number of Other Accounts Managed	Total Assets in Other Accounts Managed	Number of Accounts with Advisory Fee Based on Performance	Total Assets in Accounts with Advisory Fee Based on Performance
Michael S. Beall, CFA	Registered investment companies:	1	$816,245,241	0	0
	Other pooled investment vehicles:	3	$514,080,354	2	$351,741,125
	Other Accounts:	4,467	$3,261,694,262	0	0
Adam Bergman, CFA	Registered investment companies:	1	$816,245,241	0	0
	Other pooled investment vehicles:	0	0	0	0
	Other Accounts:	3,314	$2,308,446,499	0	0
George L. Smith, III, CFA	Registered investment companies:	4	$2,770,924,311	0	0
	Other pooled investment vehicles:	3	$ 514,080,354	2	$351,741,125
	Other Accounts:	6,519	$5,253,917,739	0	0
Kevin J. Hopkins, Jr., CFA	Registered investment companies:	0	0	0	0
	Other pooled investment vehicles:	0	0	0	0
	Other Accounts:	1,566	$644,287,321	0	0
Christopher T. Kelley	Registered investment companies:	0	0	0	0
	Other pooled investment vehicles:	0	0	0	0
	Other Accounts:	1,565	$642,283,263	0	0
William B. Cleland	Registered investment companies:	0	0	0	0
	Other pooled investment vehicles:	0	0	0	0
	Other Accounts:	1,598	$646,537,642	0	0

Potential Conflicts of Interest

It is possible that the portfolio managers might not present the Funds and other client portfolios with the same investment opportunities that may come to their attention even if such opportunities are consistent with a Fund’s and other clients’ investment objectives. The Advisor will endeavor to allocate investment opportunities to all of its clients, including the Funds, in a manner that is fair and equitable over time. At all times, the portfolio managers will use their best judgment and specific knowledge of the Funds and other client accounts when determining which securities to recommend or invest in specific instances.

The Advisor has adopted a Code of Ethics and personal trading policies that allow portfolio managers who wish to buy or sell the same securities at the same time as their clients (including the Funds) to aggregate (bunch) orders for their personal accounts with client orders according to the Advisor’s bunched trading policies. When investment decisions are suitable for a group of advisory clients, to the extent possible, the orders will be aggregated. If more than one price is paid for securities in an aggregated transaction throughout the day, each participating account will receive the average price paid for the block of securities on that day. In addition, procedures are in place to monitor personal trading by the portfolio managers to ensure that the interests of the Advisor’s clients come first.

Certain portfolio managers may have an incentive to favor performance-based fee clients over other client portfolios. However, the Advisor does not believe that such conflict of interest is material because the investment objectives and strategies of the performance-based fee clients are substantially different from that of the Funds.

The Advisor also engages in providing independent research on various companies, including companies in which the Funds may invest. A research analyst may publish an internal memo on a company held or being considered by the Funds. These internal memos will be prepared and disseminated without regard to the effects on investments by the Funds and the Advisor’s other clients.

Compensation

The portfolio managers are compensated by one of, or a combination of the following: (i) a fixed salary, which may change on an annual basis; (ii) commissions and fees earned on individual retail and managed customer accounts, which vary by month; and (iii) a stipend for sitting on various committees of the Advisor, which may include, but is not limited to, the IPC, Executive Committee, and the Audit Committee.

All portfolio managers are eligible for, and typically receive, a variable bonus, which is paid on a discretionary basis, typically at the end of each year, representing discretionary allocations made by the Advisor’s Executive Committee.

All portfolio managers receive a safe harbor contribution to the Advisor’s 401(k) plan as a percentage of eligible compensation. All portfolio managers receive an annual contribution to the Advisor’s profit-sharing plan, which is a discretionary amount based on a percentage of eligible compensation determined annually by the Board of Directors of the Advisor.

George L. Smith, III, Christopher G. Pearson and Jeffrey F. Omohundro are generally compensated by a stipend for sitting on various committees of the Advisor (e.g., IPC, Executive Committee and/or Audit Committee). Michael S. Beall, George L. Smith, III, Christopher G. Pearson and Jeffrey F. Omohundro as Directors of the Advisor, are compensated by a fixed fee for sitting on the Advisor’s Board of Directors. Michael S. Beall, George L. Smith, III, and Christopher G. Pearson each receive a discretionary bonus, which is typically paid at the end of the year, based on the profitability, if any, of EWF Partners and EWF Partners II, other private investment funds managed by the Advisor.

Ownership of Fund Shares

The following table indicates, as of March 16, 2023, the dollar value of shares of the Davenport Funds beneficially owned by the portfolio manager of the Fund or Funds for which the portfolio manager serves. In addition to ownership of Fund shares, each manager has a considerable amount invested in the strategies used in the portfolio management process of the Funds through the Advisor’s profit-sharing plan and 401(k) plan.

Portfolio Manager and Managed Fund(s)	Dollar Value of Fund Shares Beneficially Owned
Michael S. Beall, CFA
Value & Income Fund	None
Balanced Income Fund	None
Adam Bergman, CFA
Value & Income Fund	$1-$10,000
Balanced Income Fund	$1-$10,000
William B. Cleland, CFP
Balanced Income Fund	None
Christopher G. Pearson, CFA
Core Leaders Fund	None
Equity Opportunities Fund	$500,001-$1,000,000
Small Cap Focus Fund	$100,001-$500,000
George L. Smith, III, CFA
Core Leaders Fund	$100,001-$500,000
Value & Income Fund	$100,001-$500,000
Equity Opportunities Fund	$500,001- $1,000,000
Small Cap Focus Fund	Over $1,000,000
Balanced Income Fund	None

Jeffrey F. Omohundro, CFA
Core Leaders Fund	Over $1,000,000
Christopher T. Kelley
Balanced Income Fund	None
Kevin J. Hopkins, Jr., CFA
Balanced Income Fund	None

Portfolio Managers

Each portfolio manager listed below is jointly and primarily responsible for the portfolio management of his managed Fund(s).

▪	Michael S. Beall, CFA (age 68) joined the Advisor in 1980 and currently serves as an Executive Vice President, and Director.

▪	Adam Bergman, CFA (age 48) joined the Advisor in 2022 and currently serves as a Senior Vice President. Prior to joining the Advisor, Mr. Bergman was a Portfolio Manager and Executive Director at Sterling Capital Management, a Truist subsidiary, from 2007 until 2022.

▪	William B. Cleland, CFP (age 50) joined the Advisor in 2005 and serves as Vice President.

▪	Kevin J. Hopkins, Jr., CFA (age 45) joined the Advisor in 2019 and currently serves as Vice President. Prior to joining the Advisor, Mr. Hopkins was a Vice President and Portfolio Manager at Wells Fargo from 2016 until 2019.

▪	Christopher T. Kelley (age 38) joined the Advisor in 2014 and currently serves as Vice President.

▪	Jeffrey F. Omohundro, CFA (age 59) joined the Advisor in 2012 and currently serves as Senior Vice President, Director and co-head of Equity Research.

▪	Christopher G. Pearson, CFA (age 38) joined the Advisor in 2006 and currently serves as a Senior Vice President and Director.

▪	George L. Smith, III, CFA (age 46) joined the Advisor in 1997 and currently serves as a Senior Vice President, Director and coordinator of the buy-side research for the Advisor.

This Supplement replaces a previous Supplement.

Please retain it with your records.